Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands	Total	Calyxt Inc [Member]	Calyxt Inc [Member] Cellectis [Member]	Share capital ordinary shares [member]	Premiums related to share capital [Member]	Treasury Shares [Member]	Currency Translation Adjustment [Member]	Retained Earnings (Deficit) [Member]	Income (Loss) [Member]	Attributable to Shareholders of Cellectis [Member]	Non controlling Interests [Member]
Equity value	$ 73,801
Beginning balance at Dec. 31, 2014	72,272			$ 2,014	$ 263,100	$ (354)	$ (11,024)	$ (179,962)	$ 27	$ 73,801	$ (1,529)
Beginning balance, shares at Dec. 31, 2014				29,446,721
Net Loss	(22,606)								(22,796)	(22,796)	190
Other comprehensive income (loss)	(6,785)						(6,829)	(15)		(6,844)	59
Total Comprehensive income (loss)	(29,391)						(6,829)	(15)	(22,796)	(29,640)	249
Allocation of prior period loss								27	(27)
Capital Increase	210,189			$ 297	209,899			(6)		210,189
Capital Increase, Shares				5,500,000
Purchase of non-controlling interests	(3,884)							(5,164)		(5,164)	1,280
Treasury shares	75					75				75
Exercise of share warrants and employee warrants	4,338				4,325					4,338
Exercise of share warrants and employee warrants, amount				$ 13
Exercise of share warrants and employee warrants, shares				231,893
Balance at end of year at Dec. 31, 2015	287,002			$ 2,323	509,938	(279)	(17,853)	(185,120)	(22,796)	286,212	789
Ending balance, shares at Dec. 31, 2015				35,178,614
Non-cash stock-based compensation expense	33,403				32,614					32,614	789
Equity value	286,213
Net Loss	(67,255)								(67,255)	(67,255)
Other comprehensive income (loss)	(4,363)						(4,321)	(30)		(4,352)	(12)
Total Comprehensive income (loss)	(71,618)						(4,321)	(30)	(67,255)	(71,607)	(12)
Allocation of prior period loss								(22,796)	22,796
Treasury shares	(137)					(137)				(137)
Exercise of share warrants and employee warrants	726				723			(6)		726
Exercise of share warrants and employee warrants, amount				$ 9
Exercise of share warrants and employee warrants, shares				156,446
Other movements	77							77		77
Balance at end of year at Dec. 31, 2016	$ 274,671			$ 2,332	568,185	(416)	(22,174)	(207,875)	(67,255)	272,795	1,876
Ending balance, shares at Dec. 31, 2016	156,446			35,335,060
Non-cash stock-based compensation expense	$ 58,622				57,524					57,524	1,098
Equity value	272,795
Net Loss	(103,683)								(99,368)	(99,368)	(4,315)
Other comprehensive income (loss)	23,230						24,152	(515)		23,637	(408)
Total Comprehensive income (loss)	(80,453)						24,152	(515)	(99,368)	(75,731)	(4,723)
Allocation of prior period loss								(67,255)	67,255
Capital Increase				$ 26				(26)
Capital Increase, Shares				466,950
Transaction with subsidiaries	38,257							23,747		23,747	14,510
Treasury shares	120					120				120
Exercise of share warrants and employee warrants	2,930				2,921					2,930
Exercise of share warrants and employee warrants, amount				$ 9
Exercise of share warrants and employee warrants, shares				158,052
Other movements	(38)				(37)			(1)		(38)
Balance at end of year at Dec. 31, 2017	$ 285,904			$ 2,367	614,037	$ (297)	$ 1,978	$ (251,927)	$ (99,368)	266,791	19,113
Ending balance, shares at Dec. 31, 2017	31,873			35,960,062
Gross proceeds	$ 734,234	$ 58,000
Underwriting discounts and commissions		3,100
Other offering expense		$ 3,300
Non-controlling shareholders interest		20.30%
Non-cash stock-based compensation expense	50,418				$ 42,968					$ 42,968	$ 7,450
Percentage of interest attributable to parent			79.73%
Equity value	$ 266,791	$ 3,300	$ 11,800
Purchase price		$ 20,000